Long-term debt	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term Debt:
8.      Long-term debt:
Following the execution of the Restructuring Letter Agreements in August 2016, as described below, the Company agreed with all of its lenders to, among others things, defer principal payments owed from June 1, 2016 through June 30, 2018 (the “Deferred Amounts”) to the due date of the balloon installments of each facility. As a consequence no principal payments are required to be made in the next twelve months ending December 31, 2017 and therefore no current portion of long term debt was outstanding as of December 31, 2016.
 (A)      Existing Facilities
a)       Commerzbank $120,000 Facility:
On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG for up to $120,000, in order to partially finance the acquisition cost of the vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta (the “Commerzbank $120,000 Facility”).  The Commerzbank $120,000 Facility is secured by a first priority mortgage over the financed vessels.  The Commerzbank $120,000 Facility was amended in June and December 2009.  As amended, the Commerzbank $120,000 Facility had two tranches.  One tranche of $50,000 was repayable in 28 consecutive quarterly installments, which commenced in January 2010, consisting of (i) the first four installments of $2,250 each, (ii) the next 13 installments of $1,000 each and (iii) the remaining 11 installments of $1,300 each, with a final balloon payment of $13,700 payable along with the last installment.  The second tranche of $70,000 was repayable in 28 consecutive quarterly installments, which commenced in January 2010, consisting of i) the first four installments of $4,000 each and (ii) the remaining 24 installments of $1,750 each, with a final balloon payment of $12,000 payable together with the last installment.  ”
b)       Commerzbank $26,000 Facility:
On September 3, 2010, the Company entered into a loan agreement with Commerzbank AG for up to $26,000 in order to partially finance the acquisition cost of the vessel, Star Aurora (the “Commerzbank $26,000 Facility”).  The Commerzbank $26,000 Facility was secured by a first priority mortgage over the financed vessel.
Supplemental Agreement - Commerzbank $120,000 and $26,000 Facilities
On December 17, 2012, the Company executed a commitment letter with Commerzbank to amend the Commerzbank $120,000 Facility and the Commerzbank $26,000 Facility.  The definitive documentation for the supplemental agreement (the “Commerzbank Supplemental”) was signed on July 1, 2013. Pursuant to the Commerzbank Supplemental, the Company paid Commerzbank a flat fee of 0.40% of the combined outstanding loans under the two facilities and agreed, subject to certain conditions, to (i) amend some of the covenants governing the two facilities, (ii) prepay an amount of $2,000, pro rata against the balloon payments of each facility, (iii) raise $30,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013 (Note 9)) and (iv) increase the loan margins.  In addition, Commerzbank agreed to defer 60% and 50% of the quarterly installments for the years ended December 31, 2013 and 2014 (the “2013 Deferred Amounts”), to the balloon payments or to a payment in accordance with a semi-annual cash sweep mechanism; under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, will be used as repayment of the 2013 Deferred Amounts. The Company was not permitted to pay any dividends as long as 2013 Deferred Amounts are outstanding and/or until original terms are complied with.
On March 30, 2015, the Company and Commerzbank AG signed a second supplemental agreement (the “Commerzbank Second Supplemental”). Under the Commerzbank Second Supplemental, the Company agreed to (i) prepay an amount of $3,000, (ii) amend some of the covenants governing this facility, and (iii) change the repayment date for the Commerzbank $26,000 Facility from September 7, 2016 to July 31, 2015. The Company fully repaid the Commerzbank $26,000 Facility in June 2015, and the vessels Star Aurora and Star Zeta were released from the vessel mortgage.
On June 29, 2015, the Company and Commerzbank AG signed a third supplemental agreement (the “Commerzbank Third Supplemental”).  Under the Commerzbank Third Supplemental, the Company and Commerzbank AG agreed to (i) defer the installment payments under the Commerzbank $120,000 Facility, until the full repayment in late October, 2016, (ii) add as additional collateral the vessel Star Iris, and (iii) amend some of the covenants governing this facility.
In April 2016, the Company and Commerzbank entered into a refinancing amendment of the “Commerzbank Supplemental”. This refinancing included (a) changes to certain covenants governing this facility and (b) a different amortization schedule including the change in the final repayment date from October 2016 to October 2018.
Please see below for information regarding the Restructuring Letter Agreements.
c)       Credit Agricole $70,000 Facility:
On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan of up to $70,000 (the “Credit Agricole $70,000 Facility”) to partially finance the construction cost of the two newbuilding vessels, Star Borealis and Star Polaris, which were delivered to the Company in 2011.  The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the financed vessels and is divided into two tranches.  The Company drew down $67,275 under this facility.  The Credit Agricole $70,000 Facility is repayable in 28 consecutive quarterly installments, commencing three months after the delivery of each vessel, of $485.4 and $499.7, respectively, and a final balloon payment payable at maturity, of $19,558.2 (due August 2018) and $20,134 (due November 2018) for the Star Borealis and Star Polaris tranches, respectively.
On June 29, 2015, the Company signed a waiver letter with Credit Agricole Corporate and Investment Bank in order to revise some of the covenants contained in the loan agreement for a period up to December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
d)       HSH Nordbank AG $64,500 Facility:
On October 3, 2011, the Company entered into a $64,500 secured term loan agreement (the “HSH Nordbank $64,500 Facility”) with HSH Nordbank AG (“HSH Nordbank”) to repay, together with cash on hand, certain existing debt.  The borrowers under the HSH Nordbank $64,500 Facility are the vessel-owning subsidiaries that own the vessels Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon, and Star Bulk Carriers Corp. is the guarantor.  This facility consists of two tranches.  The first tranche of $48,500 (the “Supramax Tranche”) is repayable in 20 quarterly consecutive installments of $1,250 commencing in January 2012 and a final balloon payment of $23,500 payable at the maturity, in September, 2016.  The second tranche of $16,000 (the “Capesize Tranche”) was repayable in 12 consecutive, quarterly installments of $1,333, commencing in January 2012 and matured in September 2014.
d)      HSH Nordbank AG $64,500 Facility - (continued):
On July 17, 2013, the Company and HSH Nordbank signed a supplemental agreement (the “HSH Nordbank $64,500 Supplemental”).  Under the HSH Nordbank $64,500 Supplemental, the Company agreed, subject to certain conditions, to (i) amend some of the covenants governing this facility until December 31, 2014, (ii) defer a minimum of approximately $3,500 payments from January 1, 2013 until December 31, 2014, (iii) prepay an amount of $6,590 with pledged cash already held by HSH Nordbank, (iv) raise $20,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, (Note 9), (v) increase the loan margins from January 1, 2013 until December 31, 2014, (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as prepayment to the balloon payment of the Supramax Tranche, and (vii) not pay any dividends until December 31, 2014 or later in case of a covenant breach.  When the Company sold the vessel Star Sigma in April 2013, the HSH Nordbank $64,500 Supplemental also required the Company to use the proceeds from the sale to fully prepay the balance of the Capesize Tranche and use the remaining vessel sale proceeds to prepay a portion of the Supramax Tranche.  As a result, the next seven scheduled quarterly installments commencing in April 2013 were reduced pro rata according to the prepayment from $813 to $224.
On June 29, 2015, the Company and HSH Nordbank signed a supplemental agreement to amend certain covenants governing this facility until December 31, 2016.
In September 2016, the Company and HSH Nordbank signed a supplemental agreement to add the vessel Star Zeta as additional collateral.
As part of the 2016 Restructuring discussed below, the Company and HSH agreed to extend the maturity of this loan from September 2016 to August 2018.
Please see below for information regarding the Restructuring Letter Agreements.
e)      HSH Nordbank AG $35,000 Facility:
On February 6, 2014, the Company entered into a new $35,000 secured term loan agreement (the “HSH Nordbank $35,000 Facility”) with HSH Nordbank AG.  The borrowings under this new loan agreement were used to partially finance the acquisition cost of the vessels Star Challenger and Star Fighter.  The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the financed vessels.  The borrowers under the HSH Nordbank $35,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor.  This facility matures in February 2021 and is repayable in 28 equal, consecutive, quarterly installments, commencing in May 2014, of $312.5 and $291.7 for the Star Challenger and Star Fighter, respectively, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for Star Challenger and Star Fighter, respectively.
On June 29, 2015, the Company and HSH Nordbank signed a supplemental agreement to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
f)      Deutsche Bank AG $39,000 Facility:
On March 14, 2014, the Company entered into a $39,000 secured term loan agreement with Deutsche Bank AG (the “Deutsche Bank $39,000 Facility”).  The borrowings under this loan agreement were used to partially finance the acquisition cost of the vessels Star Sirius and Star Vega.  The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the financed vessels.  The borrowers under the Deutsche Bank $39,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor.  This facility consists of two tranches of $19,500 each and matures in March 2021.  Each tranche is repayable in 28 equal, consecutive, quarterly installments of $390 each commencing in June 2014, and a final balloon payment of $8,580 payable at maturity.
On June 29, 2015, the Company entered into a supplemental letter with Deutsche Bank AG to amend certain covenants governing this facility until December 31, 2016.
On June 2, 2016, the Company and Deutsche Bank AG signed a supplemental agreement to add the vessel Star Vanessa as additional collateral.
Please see below for information regarding the Restructuring Letter Agreements.
g)      ABN $87,458 Facility
On August 1, 2013, Oceanbulk Shipping entered into a $34,458 credit facility with ABN AMRO, N.V.  (the “ABN AMRO $87,458 Facility”) in order to partially finance the acquisition cost of the vessels Obelix and Maiden Voyage.  The loans under the ABN AMRO $87,458 Facility were available in two tranches of $20,350 and $14,108.  On August 6, 2013, Oceanbulk Shipping drew down the available tranches.  On December 18, 2013, the ABN AMRO $87,458 Facility was amended to add an additional loan of $53,000 to partially finance the acquisition cost of the vessels Big Bang, Strange Attractor, Big Fish and Pantagruel.  On December 20, 2013, Oceanbulk Shipping drew down the available tranches.  The tranche under the ABN AMRO $87,458 Facility relating to vessel Obelix would mature in September 2017, the one relating to vessel Maiden Voyage matures in August 2018 and those relating to vessels Big Bang, Strange Attractor, Big Fish and Pantagruel, mature in December 2018.  The tranches are repayable in quarterly consecutive installments ranging between $248 to $550 and a final balloon payment for each tranche at maturity, ranging between $2,500 and $12,813.  The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage on the financed vessels and general and specific assignments and was guaranteed by Oceanbulk Shipping LLC.  Following the completion of the Merger, Star Bulk Carriers Corp. replaced Oceanbulk Shipping as guarantor of the ABN AMRO $87,458 Facility.
On June 29, 2015, the Company signed a supplemental letter with ABN AMRO to amend certain covenants governing this facility until December 31, 2016.
In August 2015, the tranche relating to the vessel Maiden Voyage was fully repaid, following the sale of the vessel (Note 5). In March 2016, the tranche relating to the vessel Obelix was fully repaid, following the sale of the vessel (Note 5).
Please see below for information regarding the Restructuring Letter Agreements.
h)      Deutsche Bank $85,000 Facility
On May 20, 2014, Oceanbulk Shipping entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschaft for the financing of an aggregate amount of $85,000 (the “Deutsche Bank $85,000 Facility”), in order to partially finance the construction cost of the newbuilding vessels Magnum Opus, Peloreus and Leviathan.  Each tranche matures five years after the drawdown date.  The applicable tranches were drawn down concurrently with the deliveries of the financed vessels, in May, July and September 2014, respectively.  Each tranche is subject to 19 quarterly amortization payments equal to 1/60th of the tranche amount, with the 20th payment equal to the remaining amount outstanding on the tranche.  The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the financed vessels, and general and specific assignments and was originally guaranteed by Oceanbulk Shipping.  On July 4, 2014, an amendment to the Deutsche Bank $85,000 Facility was executed in order to add ITF International Transport Finance Suisse AG as a lender.  On November 4, 2014, a supplemental letter was signed to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of this facility.
On June 29, 2015, the Company signed a supplemental letter with Deutsche Bank AG Filiale Deutschlandgeschaft to amend certain covenants governing this facility until December 31, 2016.
In March 2016, the tranche relating to the vessel Magnum Opus was fully repaid, following the sale of the respective vessel (Note 5).
Please see below for information regarding the Restructuring Letter Agreements.
i)      HSBC $86,600 Facility
On June 16, 2014, Oceanbulk Shipping entered into a loan agreement with HSBC Bank plc.  (the “HSBC $86,600 Facility”) for the financing of an aggregate amount of $86,600, to partially finance the acquisition cost of the second hand vessels Kymopolia, Mercurial Virgo, Pendulum, Amami and Madredeus.  The loan, which was drawn in June 2014, matures in May 2019 and is repayable in 20 quarterly installments, commencing three months after the drawdown, of $1,555 plus a balloon payment of $55,500 due together with the last installment.  The HSBC $86,600 Facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and was originally guaranteed by Oceanbulk Shipping.  On September 11, 2014, a supplemental agreement to the HSBC $86,600 Facility was executed in order to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of the HSBC $86,600 Facility.
On January 29, 2016, the Company and HSBC Bank plc signed a supplemental agreement to add the vessel Star Emily as additional collateral.
Please see below for information regarding the Restructuring Letter Agreements.

j)      NIBC $32,000 Facility:
On November 7, 2014, the Company and NIBC Bank N.V.  entered into an agreement with respect to a credit facility (the “NIBC $32,000 Facility”) for the financing of an aggregate amount of up to $32,000, which is available in two tranches of $16,000, to partially finance the construction cost of two newbuilding vessels, Star Aquarius (ex-HN 5040) and Star Pisces (ex-HN 5043).  An amount of $15,237 for each vessel was drawn in July and August 2015, concurrently with the delivery of the respective vessels to the Company.  Each tranche is repayable in consecutive quarterly installments of $255, commencing three months after the drawdown of each tranche, plus a balloon payment of $9,633 and $9,888, for each of the two vessels, both due in November 2020.  The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with NIBC Bank N.V to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
k)      DVB $24,750 Facility:
On October 30, 2014, the Company and DVB Bank SE, Frankfurt entered into an agreement with respect to a credit facility (the “DVB $24,750 Facility”), to partially finance the acquisition of 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Star Martha (ex-Christine), one of the 34 Excel Vessels.  On October 31, 2014, the Company drew $24,750 to pay Excel the related cash consideration.  The DVB $24,750 Facility is repayable in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, with the first becoming due and payable three months from the drawdown date, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020.  The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with DVB Bank SE, Frankfurt to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
l)      Sinosure Facility:
On December 22, 2014, the Company executed a binding term sheet with Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc (the “Sinosure Facility”) for the financing of an aggregate amount of up to $156,453 to partially finance the construction cost of eight newbuilding vessels, Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Star Antares (ex-HN NE 196), Star Lutas (ex-HN NE 197), Kennadi (ex-HN 1080), Mackenzie (ex-HN 1081), and two other newbuilding vessels  for which the construction contracts were subsequently terminated and the corresponding available tranches were cancelled (the “Sinosure Financed Vessels”). The financing under the Sinosure Facility was available in eight separate tranches, one for each Sinosure Financed Vessel, and is credit insured (95%) by China Export & Credit Insurance Corporation.  The final loan documentation for the Sinosure Facility was signed on February 11, 2015.  Each tranche, which is documented by a separate credit agreement, matures twelve years after each drawdown date and is repayable in 48 equal and consecutive quarterly installments. The Sinosure Facility is secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp. The vessels Honey Badger and Wolverine were delivered to the Company in February 2015.  The vessel Star Antares was delivered to the Company in October 2015.  The vessels Star Lutas and Kennadi were delivered to the Company in early January 2016 and the vessel Mackenzie was delivered to the Company in March 2016 (Note 5).
On September 2, 2015, the Company signed a supplemental letter agreement with Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc to amend certain covenants governing the existing credit agreements from June 26, 2015 until December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
m)       Citi Facility:
On December 22, 2014, the Company entered into a credit facility with Citibank, N.A., London Branch (the “Citi Facility”) to provide financing in an amount of up to $100,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Star Pauline, Star Despoina, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina, which are seven of the Excel Vessels the Company has acquired (the “Citi Financed Excel Vessels”).  The first tranche of $51,477.5 was drawn on December 23, 2014, and the second tranche of $42,627.5 was drawn on January 21, 2015.  The Company used amounts drawn under the Citi Facility to repay portion of the Excel Vessel Bridge Facility in respect of those Citi Financed Excel Vessels.  The Citi Facility matures on December 30, 2019.  The Citi Facility is repayable in 20 equal, consecutive, quarterly principal payments of $3,388, with the first installment due on March 30, 2015 and a balloon installment of $26,349 payable simultaneously with the 20th quarterly installment.  The Citi Facility is secured by a first priority mortgage over the Citi Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 30, 2015, the Company signed a supplemental Agreement with Citibank, N.A., London Branch to amend certain covenants governing this agreement until December 31, 2016.
In December 2016, the tranche relating to the vessel Star Despoina was fully repaid, following the sale of the respective vessel (Note 5).
Please see below for information regarding the Restructuring Letter Agreements.
n)      Heron Vessels Facility:
In November 2014, the Company entered into a secured term loan agreement with CiT Finance LLC (the “Heron Vessels Facility”), in the amount of $25,311, in order to partially finance the acquisition cost of the two Heron Vessels, Star Gwyneth and Star Angelina.  The drawdown of the financed amount incurred in December 2014, when the Company took delivery of the Heron Vessels.  The facility matures on June 30, 2019, and is repayable in 19 equal consecutive, quarterly principal payments of $744.4 (with the first becoming due and payable on December 31, 2014), and a balloon installment payable at maturity equal to the then outstanding amount of the loan.  The facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carrier Corp.
On July 1, 2015, the Company signed a supplemental letter with CiT Finance LLC to amend certain covenants governing this agreement from June 30, 2015 until December 31, 2016 and to add the vessel Star Aline as collateral under this agreement. In connection with the sale of Star Aline in August 2016, the Company repaid the amount attributable to this vessel, in accordance with the provisions of the Heron Vessels Facility.
Please see below for information regarding the Restructuring Letter Agreements.
o)      DNB $120,000 Facility:
On December 29, 2014, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA, NIBC Bank N.V and Skandinaviska Enskilda Banken AB as original lenders, mandated lead arrangers and hedge counterparties (the “DNB $120,000 Facility”), to provide financing for up to $120,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Star Nasia, Star Monisha, Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria, which are 12 of the Excel Vessels the Company has acquired (the “DNB Financed Excel Vessels”).  The Company drew $88,275 on December 30, 2014, $9,515 in January, 2015, $9,507 in February 2015 and $7,769 in April 2015.  The Company used amounts drawn under the DNB $120,000 Facility to repay portion of the amounts drawn under the Excel Vessel Bridge Facility relating to the DNB Financed Excel Vessels.  The DNB $120,000 Facility matures in December 2019 and is repayable in 20 equal, consecutive, quarterly principal payments of $4,374, with the first installment due in March 2015, and a balloon installment of $29,160 payable simultaneously with the 20th installment.  The DNB $120,000 Facility is secured by a first priority mortgage over the DNB Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with the lenders under this facility to amend certain covenants governing this agreement until December 31, 2016.
In August 2016, the total proceeds from the sale of Star Monisha (Note 5) were applied towards the prepayment of the loan.
Please see below for information regarding the Restructuring Letter Agreements.
p)      DNB-SEB-CEXIM $227,500 Facility:
On March 31, 2015, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA and the Export-Import Bank of China (CEXIM) as mandated lead arrangers and DNB Bank ASA, Skandinaviska Enskilda Banken AB (SEB) and CEXIM as original lenders (the “DNB-SEB-CEXIM $227,500 Facility”) for up to $227,500 to partially finance the construction cost of six newbuilding vessels, Gargantua (ex-HN166), Goliath (ex-HN167), Maharaj (ex-HN184), Star Aries (ex-HN1338), Star Taurus (ex-HN1339), and Star Poseidon (ex-HN198). The financing is available in six separate tranches, one for each newbuilding vessel.  Following the sale of the Star Aries and the Star Taurus (Note 5), the relevant tranches were terminated without having been drawn. The first tranche of $32,400 and the second and third tranche of $30,300 each were drawn, upon the delivery of the vessels Gargantua, Goliath and Maharaj in 2015.  The fourth tranche of $23,400 was drawn, upon the delivery of the vessel Star Poseidon in February 2016 (Note 5).  The tranches are repayable in 24 quarterly consecutive installments ranging between $367 and $508, with the first becoming due and payable three months from the drawdown date of each tranche and a final balloon installment for each tranche, ranging between $14,587 million and $20,198 million, payable simultaneously with the 24th installment.  The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On June 29, 2015, the Company signed a supplemental letter with the lenders under this facility to amend certain covenants governing this facility until December 31, 2016.
Please see below for information regarding the Restructuring Letter Agreements.
q)      Issuance of the 8.00% 2019 Notes:
On November 6, 2014, the Company issued $50,000 aggregate principal amount of 8.00% Senior Notes due 2019 (the “2019 Notes”).  The net proceeds were $48,425.  The 2019 Notes mature in November 2019 and are senior, unsecured obligations of Star Bulk Carriers Corp. The 2019 Notes are not guaranteed by any of the Company's subsidiaries.
The 2019 Notes bear interest at a rate of 8.00% per year, payable quarterly in arrears on each February 15, May 15, August 15 and November 15, commencing on February 15, 2015.
The Company may redeem the 2019 Notes, in whole or in part, at any time on or after November 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.  Prior to November 15, 2016, the Company may redeem the 2019 Notes, in whole or in part, at a price equal to 100% of their principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption.  In addition, the Company may redeem the 2019 Notes in whole, but not in part, at any time, at a redemption price equal to 100% of their principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
The indenture governing the 2019 Notes contains customary terms and covenants, including that upon certain events of default occurring and continuing, either the trustee or the holders of not less than 25% in aggregate principal amount of the 2019 Notes then outstanding may declare the entire principal amount of all the 2019.  Notes plus accrued interest, if any, to be immediately due and payable.  Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.  If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
 (B)      Terminated Facilities
a)       ABN AMRO Bank N.V.  $31,000 Facility:
On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank N.V.  the “ABN AMRO”) for $31,000 (the “ABN AMRO $31,000 Facility”), to partially finance the acquisition cost of the vessels Star Big and Star Mega.  The ABN AMRO $31,000 Facility was secured by a first priority mortgage over the financed vessels.  The borrowers under the ABN AMRO $31,000 Facility were the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. was the guarantor.
On March 16, 2012, the Company and ABN AMRO amended the ABN AMRO $31,000 Facility under a first supplemental agreement (the “ABN $31,000 First Supplemental”).  On April 2, 2013, the Company and ABN AMRO signed a second supplemental agreement (the “ABN $31,000 Second Supplemental” and, together with the ABN First Supplemental, the “ABN $31,000 Supplementals”).  Under the ABN $31,000 Supplementals, the Company agreed, subject to certain conditions, to (i) revise the covenants governing this facility until December 31, 2014, (ii) not pay dividends until December 31, 2014 and (iii) increase the margin by 50 bps, beginning on March 31, 2013, until the time the Company was able to raise at least $30,000 of additional equity (which condition was satisfied after the completion of the Company's rights offering in July 2013 (Note 9)).
On March 31, 2015, the Company and ABN AMRO signed a third supplemental agreement (the “ABN $31,000 Third Supplemental”) and agreed to revise certain covenants governing this facility.
In June 2015, this facility was fully repaid following the sale of the vessels Star Big and Star Mega (Note 5).

b)       BNP $32,480 Facility:
On December 3, 2014, Positive Shipping Company, a subsidiary of Star Bulk following the completion of the Pappas Transaction, and BNP Paribas entered into an agreement with respect to a credit facility (the “BNP $32,480 Facility”) for the financing of up to $32,500 to partially finance the construction cost of its newbuilding vessel Indomitable (ex-HN 5016).  An amount of $32,480 was drawn in December 2014, in anticipation of the delivery of the Indomitable to the Company on January 8, 2015.  The facility was repayable in 20 equal, consecutive, quarterly principal payments of $537.2 each, with the first becoming due and payable three months from the drawdown date and a balloon installment of $21,737 payable simultaneously with the 20th installment, which was due in December 2019.  The BNP $32,480 Facility was secured by a first priority mortgage over the financed vessel and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
On July 3, 2015, the Company signed a supplemental letter with BNP Paribas to amend certain covenants governing this facility from June 30, 2015 until December 31, 2016.
In December 2015, the Company entered into an agreement with a third party to sell the vessel Indomitable.  In connection with this sale, the BNP $32.48 million Facility was repaid in April 2016 along with the delivery of the vessel to its new owners (Note 5).
c)       Excel Vessel Bridge Facility (Note 3):
On August 19, 2014, the Company, through Unity Holdings LLC (“Unity”), a fully owned subsidiary, entered into a $231,000 Senior Secured Credit Agreement, among Unity, as borrower, the initial lenders named therein which were affiliates of Oaktree and Angelo Gordon, and Wilmington Trust National Association, as administrative agent.  The Company used borrowings under the Excel Vessel Bridge Facility to fund portion of the cash consideration for the Excel Vessels.  The Excel Vessel Bridge Facility would mature in February 2016, with mandatory repayments of $6,000, each due in March, June and September 2015.  Unity, Star Bulk, and each individual vessel-owning subsidiary of Unity were guarantors under the Excel Vessel Bridge Facility.  As of December 31, 2014 an amount of $195,914 had been drawn under the Excel Vessel Bridge Facility, of which an amount of $139,753 was prepaid from proceeds from the Citi Facility and the DNB $120,000 Facility (discussed below), with such prepayment being applied in direct order of maturity according to the provisions of the Excel Vessel Bridge Facility.
On January 29, 2015, the Company fully prepaid and terminated the Excel Vessel Bridge Facility.
d)       Excel Vessel CiT Facility:
On December 9, 2014, the Company entered into a credit facility with CiT Finance LLC (the “Excel Vessel CiT Facility”) for an amount up to $30,000 to partially finance the acquisition of 11 of the older Excel Vessels.  The Excel Vessel CiT Facility was secured on a first-priority basis by these 11 financed vessels, which consist of nine Panamax and two Handymax vessels (the “Excel Collateral Vessels”).  Pursuant to an intercreditor agreement executed among the lenders under the Excel Vessel Bridge Facility and Excel Vessel CiT Facility, the Excel Collateral Vessels also secured the Excel Vessel Bridge Facility on a second-priority basis.  On December 10, 2014, the Company drew $30,000 under the Excel Vessel CiT Facility.  The borrowers under the Excel Vessel CiT Facility were the various vessel-owning subsidiaries that own the Excel Collateral Vessels and Star Bulk Carriers Corp. was the guarantor.  The Excel Vessel CiT Facility would mature in December 2016 and was subject to quarterly amortization payments of $500, commencing on March 31, 2015, with a balloon payment equal to the outstanding amount under the Excel Vessel CiT Facility payable simultaneously with the last quarterly installment.
On June 10, 2015, the Company fully repaid the Excel Vessel CiT Facility.
e)       DVB $31,000 Facility:
On May 21, 2015, the Company entered into an agreement with DVB Bank SE (the “DVB $31,000 Facility”) for up to $31,000 to partially finance the construction cost of the newbuilding vessel Deep Blue (ex-HN 5017).  The Company drew $28,680 in May 2015, upon the vessel's delivery to the Company.  The facility was repayable in 24 equal, consecutive, quarterly principal installments of $476.5 each, with the first become becoming due and payable three months from the drawdown date, and a balloon installment of $17,245 payable simultaneously with the 24th installment in May 2021.  The DVB $31,000 Facility was secured by a first priority mortgage over the financed vessel and general and specific assignments and was guaranteed by Star Bulk Carriers Corp. In March 2016, this facility was fully repaid following the sale of the vessel Deep Blue (Note 5).
f)       BNP $39,500 Facility:
On March 13, 2015, the Company entered into a committed term sheet with BNP Paribas for up to $39,500 to finance two vessels, the newbuilding vessel Megalodon (ex-HN5056) and the 2004-built Panamax vessel Star Emily.  The loan agreement was executed on September 14, 2015 (the “BNP $39,500 Facility”).  In early 2016, the Company entered into an agreement to sell the newbuilding vessel Megalodon (ex-HN5056) upon its delivery to the Company (Note 5), and the loan agreement was terminated without having been drawn.
g)       HSBC $20,000 Dioriga Facility
On April 14, 2014, Dioriga Shipping Co. entered into a loan agreement with HSBC Bank plc (the “HSBC $20,000 Dioriga Facility”) for $20,000 to partially finance the construction cost of the vessel Tsu Ebisu, which was delivered in April 2014.  The HSBC $20,000 Dioriga Facility would mature in March 2019 and was repayable in 20 quarterly installments of $350 each, commencing three months after the drawdown, plus a balloon payment of $13,000 due together with the last installment.  The HSBC $20,000 Dioriga Facility was secured by a first priority mortgage over the financed vessel and general and specific assignments.  On October 3, 2014, a supplemental agreement to the HSBC $20,000 Dioriga Facility was executed in order for Star Bulk Carriers Corp. to become the guarantor of the HSBC $20,000 Dioriga Facility and to include covenants similar to those of the Company's other vessel financing facilities.
On June 30, 2015, the Company entered into two supplemental agreements with HSBC Bank plc to amend certain covenants included in the HSBC $86,600 Facility and HSBC $20,000 Dioriga Facility until December 31, 2016.  In addition, the Company agreed to provide a first priority cross collateralized mortgage over the financed vessels of the HSBC $86,600 Facility and the financed vessel of the HSBC $20,000 Dioriga Facility.
In December 2015, the Company entered into an agreement with a third party to sell the vessel Tsu Ebisu (Note 5) and therefore the Dioriga $20.0 million Facility was fully repaid in January 2016.
h)      CEXIM $57,360 Facility
On June 26, 2014, Oceanbulk Shipping entered into a loan agreement with the Export-Import Bank of China (the “CEXIM $57,360 Facility”) for the financing of an aggregate amount of up to $57,360, which was available in two tranches of $28,680 each, to partially finance the construction cost of the two newbuilding vessels Bruno Marks (ex-HN 1312) delivered in January 2016 and Jenmark (ex -HN 1313), delivered in March 2016.  In December 2015, the Company entered into separate agreements with third parties to sell the newbuilding vessels Bruno Marks and Jenmark, upon their delivery to the Company (Note 5) and therefore the CEXIM $57,360 Facility was terminated without being drawn.
Credit Facility Covenants:
The Company's outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:
  pay dividends if there is an event of default under the Company's credit facilities or the Deferred Amounts have not been repaid in full;
  incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
  create liens on Company's assets, unless otherwise permitted under Company's credit facilities;
  change the flag, class or management of Company's vessels or terminate or materially amend the management agreement relating to each vessel;
  acquire new or sell vessels, unless certain conditions exist;
  merge or consolidate with, or transfer all or substantially all Company's assets to, another person; or
  enter into a new line of business.
Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including:
∙        a minimum percentage of aggregate vessel value to secured loans (security cover ratio or “SCR”);
∙        a maximum ratio of total liabilities to market value adjusted total assets;
∙        a minimum EBITDA to interest coverage ratio;
∙        a minimum liquidity; and
∙        a minimum market value adjusted net worth.
As of December 31, 2015 and 2016, the Company was required to maintain minimum liquidity, not legally restricted, of $150,000 and $47,566, respectively, which is included within “Cash and cash equivalents” in the accompanying balance sheets.  In addition, as of December 31, 2015 and 2016, the Company was required to maintain minimum liquidity, legally restricted, of $13,997 and $14,004 respectively, which is included within “Restricted cash” current and non-current, in the accompanying balance sheets.
As of December 31, 2015, as a result of market conditions, the market value of certain of the Company's vessels was below the minimum SCR required under certain loan agreements.  A SCR shortfall does not automatically trigger the acceleration of the corresponding loans or constitute a default under the relevant loan agreements.  Under these loan agreements, the Company may remedy an SCR shortfall within a period of 10 to 30 days after it receives notice from the lenders by providing additional collateral or repaying the amount of the shortfall.  With respect to such SCR shortfall, the Company did not receive any notices from the relevant lenders that would indicate their intention to exercise their rights under the SCR provisions of the relevant loan agreements and cause acceleration of respective outstanding loan amounts.  As of December 31, 2015, $14,268, which was the amount that could be made repayable under the SCR provisions by the lenders (or “SCR Shortfall Amount”), was reclassified as current portion of long term debt within current liabilities.  Apart from this, as of December 31, 2015, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.
As of August 31, 2016, the Company entered into restructuring letter agreements (the “Restructuring Letter Agreements”) with all 15 banks and export credit agencies providing its senior credit facilities to, among other things, (i) defer principal payments owed from June 1, 2016 through June 30, 2018 (the “Deferred Amounts”)  to the due date of the balloon installments of each facility, (ii) waive in full or substantially relax the financial covenants, effective during the period until December 31, 2019 and (iii) implement a cash sweep mechanism pursuant to which excess cash at consolidated level will be applied towards the payment of Deferred Amounts, payable pro rata based on each loan facility's and lease agreement's (Note 5) outstanding Deferred Amounts relative to the total Deferred Amounts at the end of each quarter.  In exchange, the Company agreed to raise additional equity of not less than $50.0 million by September 30, 2016 (which condition was satisfied after the completion of the Company's equity offering in September 2016, see Note 9) and impose restrictions on paying dividends until all Deferred Amounts have been repaid (the “Restructuring”). In this respect, the Company has classified all of the amounts outstanding under its bank loans as of December 31, 2016, in accordance with their repayment terms, as amended pursuant to the Restructuring.
Under all loan agreements, the Company is not allowed to pay dividends until all Deferred Amount have been repaid in full. Additionally, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
As of December 31, 2016, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.
The weighted average interest rate (including the margin) related to the Company's existing debt, including 2019 Notes and capital leases as of December 31, 2014, 2015 and 2016 was 3.53%, 3.69% and 4.13%, respectively.  The commitment fees incurred during the years ended December 31, 2015 and 2016, with regards to the Company's unused credit facilities were $3,157 and $472, respectively.
The principal payments required to be made after December 31, 2016, for all the then outstanding debt, after giving effect to the Restructuring, are as follows:
Years	Amount
December 31, 2017	$-
December 31, 2018	166,663
December 31, 2019	309,363
December 31, 2020	64,358
December 31, 2021	130,764
December 31, 2022 and thereafter	81,785
Total Long term debt	$752,933
Unamortized Deferred financing fees	9,214
Total Long term debt, net	$743,719
Current portion of long term debt	-
Long term debt, net	743,719

The 8.00% 2019 Notes mature in November 2019 and are presented in the accompanying consolidated balance sheets as of December 31, 2015 and 2016 net of unamortized deferred financing fees of $1,677 and $1,243, respectively.
At December 31, 2016, 61 of the Company's 67 owned vessels, having a net carrying value of $1,478,226, were subject to first-priority mortgages as collateral to its loan facilities.  In addition, six of the Company's bareboat vessels, having a net carrying value of $228,679, were cross-collateral under the Company's bareboat lease agreements.
All of the Company's bank loans bear interest at LIBOR plus a margin.  The amounts of “Interest and finance costs” included in the accompanying consolidated statements of operations are analyzed as follows:
	2014	2015	2016
Interest on long term debt	$15.,362	$35,969	$40,449
Less: Interest capitalized	(7,838)	(12,079)	(3,940)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income	1,055	2,416	1,252
Amortization of deferred finance charges	681	2,732	2,855
Other bank and finance charges	315	623	601
Interest and finance costs	$9,575	$29,661	$41,217

During the year ended December 31, 2016, In connection with the prepayments discussed above following (i) the sale of mortgaged vessels, (ii) the cancellation of certain loan commitments resulting from the sale of certain newbuilding vessels upon their delivery from the shipyards and (iii) the termination of two newbuilding contracts as further discussed in Note 5, $2,375 of unamortized deferred finance charges were written off and included under “Loss on debt extinguishment” in the accompanying consolidated statement of operations for the year ended December 31, 2016.  During the year ended December 31, 2015 and 2014, $974 and $652, respectively of unamortized deferred finance charges were written off, in connection with loan prepayments and included under “Loss on debt extinguishment” in the accompanying consolidated statement of operations.